21. Fair Value (Details 1) - Fair Value Level 2 - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Assets: (market approach)
MSRs	[1]	$ 1,083,286	$ 1,210,695
Impaired loans, net of related allowance		135,630	508,872
OREO		$ 284,235	$ 394,000

[1]	Represents MSRs at lower of cost or fair value, including MSRs deemed to be impaired and for which a valuation allowance was established to carry at fair value at December 31, 2017 and 2016.